SIGNIFICANT COMMITMENTS AND AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Schedule of capital expenditures

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	9,798
U.S. dollar	66.05	929
HKD	0.24	0
Total		10,727

Schedule of significant agreements

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company, TII and NEC Corporation	May 12, 2016	Procurement and Installation Agreement of Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway Platform
The Company and PT ZTE Indonesia	September 24, 2020	Procurement and Installation Agreement of OLT Platform ZTE
The Company and PT NEC Indonesia	October 13, 2020	Procurement and Installation Agreement of ISP SKKL Platform NEC Expansion
The Company and PT Huawei Tech Investment	November 11, 2020	Procurement and Installation Agreement of Metro Ethernet, BRAS, PCEF and PE Transit Platform Huawei - Metro Ethernet
The Company and PT Datacomm Diangraha	November 12, 2020	Procurement and Installation Agreement of Metro Ethernet Platform Nokia-ALU Expansion
The Company and PT Huawei Tech Investment	November 18, 2020	Procurement and Installation Agreement of Metro-E, BRAS, PCEF, and PE Transit Platform Huawei - BRAS, PCEF
The Company and PT Huawei Tech Investment	December 07, 2020	Procurement and Installation Agreement of DWDM and OTN Platform Huawei - NARU POP
The Company and PT Huawei Tech Investment	December 11, 2020	Procurement and Installation Agreement of DWDM and OTN Platform Huawei - OTN SCN
The Company and PT Lancs Arche Consumma	December 22, 2020	Procurement and Installation Agreement of DWDM Platform Infinera – NARU and Recovery
The Company and PT Lintas Teknologi Indonesia	December 29, 2020	Procurement and Installation Agreement of DWDM Platform Nokia
The Company and PT Pembangunan Perumahan	December 30, 2020	Procurement Agreement for Hyperscale Data Center Building Construction

(ii)Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	February 8, 2010	Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development Agreement
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel and PT Huawei Tech Investment	March 25, 2013	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel, Wipro Limited, and PT WT Indonesia	April 23, 2013	Development and Procurement of OSDSS Solution Agreement
Telkomsel and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex Rollout Agreement
Telkomsel, PT Ericsson Indonesia, PT Nokia Siemens Networks Indonesia, NSN Oy, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2018	Procurement agreement for Ultimate Radio Network Infrastructure ROA and TSA
Telkomsel, PT Dimension Data Indonesia, and PT Huawei Tech Investment	April 1, 2018	Agreement for Mobile Network Router Infrastructure
Telkomsel, PT Nokia Solutions and Networks Indonesia, dan NSN Oy	April 17,2008 May 24, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, which amended to CS Core System ROA and TSA.
Telkomsel, PT Sigma Solusi Integrasi, Oracle Corporation, and PT Phincon	July 5, 2019	Development and Rollout Agreement ("DRA") and Technical Support of Customer Relationship Management ("CRM") solution System Integrator
Telkomsel, PT Ericsson Indonesia, and Ericsson AB	April 17, 2008, September 16, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, which amended to CS Core System ROA and TSA.

(iii)  TII

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telin Hongkong and Measat Global Berhad	May 4, 2016	Procurement agreement on transponder leases services
Telkom International Jakarta and Pacific Century Cyberwork	September 12, 2019	Procurement of Spectrum Entitlement of Pacific Light Cable Network (“PLCN”) Cable System

Schedule of borrowings and other credit facilities

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2022	Rp	172
BNI	500	March 31, 2021	Rp	368
Bank Mandiri	500	December 23, 2021	Rp	256
Total	1,500			796

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2022	Rp	590
BNI	2,100	December 11, 2021	Rp	1,094
Bank MandiriBCA	150	July 15, 2021	Rp	—
Total	3,250			1,684

Schedule of future minimum lease payments/ receivables

	2019	2020
Less than 1 year	1,722	2,012
1-5 years	4,446	5,909
More than 5 years	2,358	4,378

Total	8,526	12,299